	NICHOLAS LIMITED EDITION, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF JULY 31, 2025
SHARES OR PRINCIPAL AMOUNT

		VALUE
COMMON STOCKS -- 97.09%
	Consumer Discretionary - Automobiles & Components -- 3.50%
83,677	Dorman Products, Inc.*	$ 10,093,120
39,705	Modine Manufacturing Company*	5,342,705
		15,435,825

	Consumer Discretionary - Consumer Discretionary Distribution & Retail -- 2.55%
8,035	Murphy USA, Inc.	2,912,527
60,880	Ollie's Bargain Outlet Holdings Inc*	8,318,034
		11,230,561

	Consumer Discretionary - Consumer Durables & Apparel -- 1.60%
196,866	La-Z-Boy Incorporated	7,081,270

	Consumer Discretionary - Consumer Services -- 3.24%
131,500	Carriage Services Inc.	5,906,980
22,256	Wingstop Inc.	8,398,079
		14,305,059

	Consumer Staples - Food, Beverage & Tobacco -- 2.77%
45,355	J & J Snack Foods Corp.	5,120,126
421,967	Nomad Foods Ltd.	7,105,924
		12,226,050

	Financials - Financial Services -- 8.49%
124,635	Cohen & Steers, Inc.	9,168,151
213,210	EVERTEC, Inc.	7,707,541
25,975	Morningstar, Inc.	7,181,048
772,951	Repay Holdings Corp. Class A*	3,802,919
93,214	Shift4 Payments, Inc. Class A*	9,601,042
		37,460,701

	Financials - Insurance -- 1.52%
182,595	Baldwin Insurance Group, Inc. Class A*	6,726,800

	Health Care - Health Care Equipment & Services -- 12.07%
20,802	Amedisys, Inc.*	2,051,077
190,080	AtriCure, Inc.*	6,671,808
551,683	Certara, Inc.*	5,428,561
83,653	Encompass Health Corporation	9,211,032
128,303	Globus Medical Inc Class A*	6,752,587
102,828	Omnicell, Inc.*	3,188,696
247,880	Option Care Health Inc*	7,275,278
209,384	Phreesia, Inc.*	5,644,993
181,576	Simulations Plus, Inc.	2,364,120
20,536	UFP Technologies, Inc.*	4,649,145
		53,237,297

	Health Care - Pharmaceuticals, Biotechnology & Life Sciences -- 3.75%
149,595	Prestige Consumer Healthcare Inc*	11,062,550
221,064	Stevanato Group SpA	5,462,491
		16,525,041

	Industrials - Capital Goods -- 7.22%
95,911	A. O. Smith Corporation	6,789,540
5,840	Comfort Systems USA, Inc.	4,107,272
56,981	Construction Partners, Inc. Class A*	5,746,534
70,945	Donaldson Company, Inc.	5,105,912
47,439	SiteOne Landscape Supply, Inc.*	6,538,517
19,545	SPX Technologies, Inc.*	3,564,813
		31,852,588

	Industrials - Commercial & Professional Services -- 16.44%
55,323	Casella Waste Systems, Inc.*	6,015,270
225,856	ExlService Holdings, Inc.*	9,808,926
88,310	Exponent, Inc.	6,089,858
83,175	ICF International, Inc.	6,977,551
398,140	OPENLANE, Inc.*	9,810,170
42,923	Paylocity Holding Corp.*	7,935,604
71,896	RB Global, Inc.	7,783,461
211,365	Tetra Tech, Inc.	7,765,550
138,570	WNS (Holdings) Limited Sponsored ADR*	10,363,650
		72,550,040

	Industrials - Transportation -- 2.34%
129,965	Knight-Swift Transportation Holdings Inc. Class A	5,523,513
393,631	Marten Transport, Ltd.	4,786,553
		10,310,066

	Information Technology - Semiconductors & Semiconductor Equipment -- 3.38%
116,535	Lattice Semiconductor Corporation*	5,806,939
45,216	Onto Innovation, Inc.*	4,284,216
99,460	Power Integrations, Inc.	4,825,799
		14,916,954

	Information Technology - Software & Services -- 22.92%
242,265	Alkami Technology, Inc.*	5,400,087
139,960	BlackLine, Inc.*	7,527,049
13,862	CyberArk Software Ltd.*	5,703,797
100,050	Descartes Systems Group Inc.*	10,581,288
151,160	Five9, Inc.*	3,904,463
379,226	Grid Dynamics Holdings, Inc. Class A*	3,598,855
340,480	i3 Verticals, Inc.*	9,526,630
114,683	Intapp, Inc.*	4,593,054
251,297	nCino Inc*	7,017,469
134,991	Q2 Holdings, Inc.*	10,961,269
46,906	Qualys, Inc.*	6,241,781
58,134	SPS Commerce, Inc.*	6,328,758
183,893	Tenable Holdings, Inc.*	5,757,690
159,645	Varonis Systems, Inc.*	8,912,980
79,815	Workiva Inc. Class A*	5,094,591
		101,149,761

	Information Technology - Technology Hardware & Equipment -- 2.41%
88,558	ePlus inc.*	5,736,787
39,970	Novanta Inc*	4,917,109
		10,653,896

	Materials - Materials -- 2.12%
59,500	AptarGroup, Inc.	9,349,830

	Real Estate - Equity Real Estate Investment Trusts (REITs) -- 0.77%
109,550	NexPoint Residential Trust, Inc.	3,415,769

	TOTAL COMMON STOCKS
	(cost $296,655,380)	428,427,508

SHORT-TERM INVESTMENTS -- 3.21%
	Money Market Deposit Account – 0.94%
$4,150,438	U.S. Bank Money Market, 4.20%	4,150,438

	Money Market Fund – 1.14%
5,000,000	First American Money Market Funds Government Obligations Fund - X Class,
	7-day net yield, 4.245%	5,000,000

	U.S. Government Security – 1.13%
5,000,000	U.S. Treasury Bill 08/05/2025, 4.327%	4,997,631

	TOTAL SHORT-TERM INVESTMENTS
	(cost $14,148,133)	14,148,069

	TOTAL INVESTMENTS
	(cost $310,803,513) - 100.30%	442,575,577

	LIABILITIES, NET OF OTHER ASSETS - (0.30)%	(1,304,699)

	TOTAL NET ASSETS
	(basis of percentages disclosed above) - 100%	$ 441,270,878

* Non-income producing security.

	The accompanying notes to financial statements are an integral part of this schedule.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Financial Statements.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2025, in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1
Common Stocks(1)	$428,427,508
Money Market Deposit Account	4,150,438
Money Market Fund	5,000,000
Level 2
U.S. Government Security	4,997,631
Level 3
None	—
Total	$442,575,577

(1) See Schedule above for further detail by industry.